Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Balance as of December 31, 2024	$ 1,449,000
Gain on change in fair value of warrant liabilities	(567,180)
Extinguishment of warrant liabilities upon settlement
Balance as of June 30, 2025	$ 881,820